Income Tax (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income tax disclosure [line items]
Potential tax benefit	$ 24,850,918	$ 23,104,882	$ 22,596,182
Total unused tax losses	24,850,918	23,104,882	22,596,182
Unrecognized temporary differences associated with the Group's investments in subsidiaries
U.S
Income tax disclosure [line items]
Potential tax benefit	$ 6,123,340	5,541,152	5,155,038
Corporate income tax rate description	The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21-percent flat rate.
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [Member]
Income tax disclosure [line items]
Potential tax benefit	$ 6,123,340	5,541,152	5,155,038
Subsidiaries Australia [Member]
Income tax disclosure [line items]
Potential tax benefit	$ 18,727,578	$ 17,563,730	$ 17,441,144